7 RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Description of nature of related party relationship	key management personnel and officers
Salaries and Compensation	$ 968,307	$ 1,271,764	$ 1,942,912
Amount due to officers and directors	$ 77,244	44,972
Explanation of terms and conditions of outstanding balances for related party transaction	The amounts are non-interest bearing, unsecured and have no specified terms of repayment
Stock-based compensation to related parties	$ 94,834	$ 267,252	$ 743,525